Quarterly Holdings Report
for
Fidelity® SAI Sustainable Sector Fund
August 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SES-NPRT1-1025
1.9905637.103
Common Stocks - 99.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	7,712	613,335
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	5,719	1,337,128
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp (United States)	7,251	728,145
CANADA - 1.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	14,539	920,710
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	10,318	522,981
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp (United States)	7,974	617,108
Imperial Oil Ltd	24,757	2,246,491
MEG Energy Corp	24,827	510,695
		3,374,294
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	13,471	521,462
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	3,849	221,779
TOTAL CANADA		5,561,226
CHINA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Prosus NV Class N	15,637	967,297
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA	11,642	1,046,206
GERMANY - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom AG	26,505	969,951
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	4,621	462,100
TOTAL GERMANY		1,432,051
GREECE - 0.4%
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA ADR	357,376	638,273
Piraeus Financial Holdings SA	134,495	1,040,859

TOTAL GREECE		1,679,132
INDIA - 0.2%
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	10,966	780,341
IRELAND - 0.3%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	83,481	677,791
Information Technology - 0.2%
IT Services - 0.2%
Accenture PLC Class A	3,129	813,446
TOTAL IRELAND		1,491,237
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	8,014	355,822
NETHERLANDS - 0.8%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (a)	1,962	1,397,336
Merus NV (a)	11,684	769,275
		2,166,611
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	7,277	1,709,003
TOTAL NETHERLANDS		3,875,614
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	10,780	209,351
SPAIN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(c)	6,517	231,701
Financials - 0.3%
Banks - 0.3%
Banco Santander SA	110,155	1,051,985
TOTAL SPAIN		1,283,686
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,432	4,486,266
UNITED KINGDOM - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc (a)	31,627	500,141
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	3,273	90,772
Financials - 0.2%
Capital Markets - 0.2%
London Stock Exchange Group PLC	5,726	709,641
TOTAL UNITED KINGDOM		1,300,554
UNITED STATES - 93.4%
Communication Services - 8.4%
Diversified Telecommunication Services - 0.3%
AT&T Inc	53,933	1,579,698
Entertainment - 2.9%
Live Nation Entertainment Inc (a)	11,143	1,855,198
Netflix Inc (a)	4,918	5,942,174
Spotify Technology SA (a)	2,805	1,912,673
Walt Disney Co/The	25,742	3,047,338
Warner Bros Discovery Inc (a)	61,634	717,420
		13,474,803
Interactive Media & Services - 5.1%
Alphabet Inc Class A	113,107	24,081,611
Media - 0.1%
Trade Desk Inc (The) Class A (a)	6,186	338,126
TOTAL COMMUNICATION SERVICES		39,474,238

Consumer Discretionary - 10.4%
Automobiles - 1.5%
Tesla Inc (a)	20,513	6,848,675
Broadline Retail - 4.7%
Amazon.com Inc (a)	93,849	21,491,422
Etsy Inc (a)	4,396	233,032
Macy's Inc	17,713	234,343
		21,958,797
Distributors - 0.0%
LKQ Corp	8,063	263,015
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (a)	8,330	1,087,315
Booking Holdings Inc	231	1,293,381
Caesars Entertainment Inc (a)	14,810	396,463
Chipotle Mexican Grill Inc (a)	11,269	474,875
Marriott International Inc/MD Class A1	7,367	1,973,325
McDonald's Corp	1,538	482,225
Starbucks Corp	6,429	566,974
Wyndham Hotels & Resorts Inc	3,475	300,969
Yum! Brands Inc	6,468	950,602
		7,526,129
Household Durables - 0.2%
PulteGroup Inc	7,057	931,665
Somnigroup International Inc	3,918	328,916
		1,260,581
Specialty Retail - 1.8%
Dick's Sporting Goods Inc	1,976	420,493
Home Depot Inc/The	3,994	1,624,639
Lowe's Cos Inc	14,409	3,718,387
Ross Stores Inc	10,390	1,528,992
TJX Cos Inc/The	7,657	1,046,023
		8,338,534
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	16,013	1,238,926
PVH Corp	6,870	579,278
Tapestry Inc	9,650	982,563
		2,800,767
TOTAL CONSUMER DISCRETIONARY		48,996,498

Consumer Staples - 4.3%
Beverages - 1.2%
Coca-Cola Co/The	60,628	4,182,726
Constellation Brands Inc Class A	2,846	460,881
PepsiCo Inc	5,343	794,237
		5,437,844
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	3,979	3,753,470
Dollar Tree Inc (a)	4,896	534,496
Performance Food Group Co (a)	6,296	638,414
Target Corp	1,136	109,033
Walmart Inc	52,443	5,085,923
		10,121,336
Food Products - 0.1%
Simply Good Foods Co/The (a)	23,178	663,586
Household Products - 0.8%
Procter & Gamble Co/The	23,425	3,678,662
Personal Care Products - 0.1%
BellRing Brands Inc (a)	9,930	407,627
TOTAL CONSUMER STAPLES		20,309,055

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
ConocoPhillips	11,959	1,183,582
Expand Energy Corp	9,141	884,666
Exxon Mobil Corp	57,645	6,588,247
Marathon Petroleum Corp	2,911	523,136
Shell PLC ADR	23,637	1,746,302
Valero Energy Corp	7,738	1,176,253
		12,102,186
Financials - 11.9%
Banks - 4.6%
Bancorp Inc/The (a)	1,384	105,516
Bank of America Corp	104,738	5,314,406
Citigroup Inc	26,165	2,526,754
Comerica Inc	8,215	579,815
First Horizon Corp	23,100	522,060
JPMorgan Chase & Co	9,498	2,862,887
KeyCorp	32,621	631,543
M&T Bank Corp	4,408	888,917
Synovus Financial Corp	3,176	163,913
Truist Financial Corp	23,351	1,093,294
US Bancorp	40,898	1,997,049
Wells Fargo & Co	56,949	4,680,069
		21,366,223
Capital Markets - 2.4%
Bank of New York Mellon Corp/The	17,177	1,813,891
Blackrock Inc	2,477	2,791,926
Cboe Global Markets Inc	4,963	1,171,020
DigitalBridge Group Inc Class A	11,387	129,926
Intercontinental Exchange Inc	11,616	2,051,386
MarketAxess Holdings Inc	6,099	1,121,240
Northern Trust Corp	7,838	1,028,973
State Street Corp	7,353	845,374
Tradeweb Markets Inc Class A	4,526	558,327
		11,512,063
Consumer Finance - 0.1%
SLM Corp	12,408	388,122
Financial Services - 2.4%
Affirm Holdings Inc Class A (a)	8,253	730,060
Apollo Global Management Inc	11,399	1,552,886
Block Inc Class A (a)	7,679	611,556
Mastercard Inc Class A	12,127	7,219,082
PayPal Holdings Inc (a)	11,649	817,643
Voya Financial Inc	5,379	403,909
		11,335,136
Insurance - 2.4%
Arthur J Gallagher & Co	5,421	1,641,208
Brighthouse Financial Inc (a)	5,916	279,589
Chubb Ltd	10,308	2,835,422
Hartford Insurance Group Inc/The	12,481	1,651,361
Marsh & McLennan Cos Inc	8,658	1,781,903
Travelers Companies Inc/The	6,115	1,660,284
Unum Group	6,554	457,862
Willis Towers Watson PLC	3,488	1,139,844
		11,447,473
TOTAL FINANCIALS		56,049,017

Health Care - 8.5%
Biotechnology - 2.0%
AbbVie Inc	10,485	2,206,045
Alnylam Pharmaceuticals Inc (a)	3,670	1,638,692
Cogent Biosciences Inc (a)	20,029	241,950
Cytokinetics Inc (a)	7,574	267,589
Disc Medicine Inc (a)	5,953	355,067
Exact Sciences Corp (a)	20,031	949,870
Gilead Sciences Inc	15,062	1,701,554
Immunovant Inc (a)	8,402	123,425
Janux Therapeutics Inc (a)	3,811	86,586
MoonLake Immunotherapeutics Class A (a)	7,147	398,445
Nurix Therapeutics Inc (a)	20,536	191,806
Ultragenyx Pharmaceutical Inc (a)	7,441	222,932
Vaxcyte Inc (a)	12,434	382,843
Veracyte Inc (a)	15,506	470,452
		9,237,256
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp (a)	44,366	4,680,614
Edwards Lifesciences Corp (a)	12,933	1,051,970
Inspire Medical Systems Inc (a)	2,864	268,328
Insulet Corp (a)	5,106	1,735,427
Intuitive Surgical Inc (a)	2,047	968,835
Kestra Medical Technologies Ltd	19,494	314,633
Masimo Corp (a)	10,506	1,467,793
Penumbra Inc (a)	7,968	2,172,397
Stryker Corp	5,313	2,079,561
		14,739,558
Health Care Providers & Services - 1.2%
BrightSpring Health Services Inc (a)	26,300	623,047
Cencora Inc	3,423	998,181
Cigna Group/The	1,499	451,004
CVS Health Corp	20,260	1,482,019
Privia Health Group Inc (a)	27,609	636,111
UnitedHealth Group Inc	4,840	1,499,771
		5,690,133
Health Care Technology - 0.2%
Evolent Health Inc Class A (a)	9,000	86,849
Phreesia Inc (a)	11,042	349,590
Veeva Systems Inc Class A (a)	2,878	774,758
		1,211,197
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (a)	14,095	197,471
Bruker Corp	3,974	135,036
Danaher Corp	12,770	2,628,321
IQVIA Holdings Inc (a)	2,971	566,897
Repligen Corp (a)	2,787	340,906
Thermo Fisher Scientific Inc	1,828	900,692
		4,769,323
Pharmaceuticals - 1.0%
Crinetics Pharmaceuticals Inc (a)	9,467	293,382
Eli Lilly & Co	3,992	2,924,460
Merck & Co Inc	6,191	520,787
Royalty Pharma PLC Class A	18,584	668,652
WaVe Life Sciences Ltd (a)	8,322	79,891
		4,487,172
TOTAL HEALTH CARE		40,134,639

Industrials - 8.4%
Aerospace & Defense - 2.6%
GE Aerospace	15,632	4,301,926
Howmet Aerospace Inc	12,749	2,219,601
Lockheed Martin Corp	3,779	1,721,826
Northrop Grumman Corp	2,039	1,203,092
RTX Corp	7,170	1,137,162
TransDigm Group Inc	1,202	1,681,454
		12,265,061
Building Products - 0.7%
Trane Technologies PLC	7,790	3,237,524
Commercial Services & Supplies - 0.4%
Cintas Corp	4,147	870,994
Republic Services Inc	4,727	1,105,977
		1,976,971
Construction & Engineering - 0.3%
Quanta Services Inc	3,243	1,225,724
Electrical Equipment - 1.4%
AMETEK Inc	9,120	1,685,376
Eaton Corp PLC	3,936	1,374,215
GE Vernova Inc	5,503	3,373,174
		6,432,765
Ground Transportation - 1.0%
CSX Corp	28,616	930,306
Old Dominion Freight Line Inc	4,529	683,743
Uber Technologies Inc (a)	22,403	2,100,281
Union Pacific Corp	3,608	806,641
		4,520,971
Machinery - 1.6%
Cummins Inc	3,467	1,381,391
Deere & Co	1,751	838,099
Dover Corp	4,876	872,121
Ingersoll Rand Inc	10,772	855,620
Parker-Hannifin Corp	3,925	2,980,449
Westinghouse Air Brake Technologies Corp	3,996	773,226
		7,700,906
Professional Services - 0.1%
Verisk Analytics Inc	2,883	772,990
Trading Companies & Distributors - 0.3%
Fastenal Co	14,878	738,841
United Rentals Inc	540	516,424
		1,255,265
TOTAL INDUSTRIALS		39,388,177

Information Technology - 33.1%
Communications Equipment - 2.0%
Arista Networks Inc	25,679	3,506,467
Cisco Systems Inc	79,816	5,514,488
Motorola Solutions Inc	1,241	586,323
		9,607,278
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	18,927	2,060,393
IT Services - 0.3%
Gartner Inc (a)	4,791	1,203,451
Semiconductors & Semiconductor Equipment - 13.1%
Advanced Micro Devices Inc (a)	2,373	385,921
Analog Devices Inc	13,177	3,311,512
Broadcom Inc	38,275	11,382,602
Marvell Technology Inc	23,981	1,507,566
Micron Technology Inc	26,060	3,101,401
NVIDIA Corp	239,881	41,782,473
		61,471,475
Software - 10.3%
BitMine Immersion Technologies Inc (a)	10,712	467,257
Cadence Design Systems Inc (a)	6,321	2,215,068
Datadog Inc Class A (a)	10,780	1,473,410
Figma Inc Class A	8,823	620,080
HubSpot Inc (a)	1,963	948,463
Microsoft Corp	77,279	39,156,497
Palantir Technologies Inc Class A (a)	9,876	1,547,668
Servicenow Inc (a)	1,341	1,230,314
Synopsys Inc (a)	1,828	1,103,235
		48,761,992
Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc	142,210	33,012,629
TOTAL INFORMATION TECHNOLOGY		156,117,218

Materials - 1.7%
Chemicals - 1.4%
Air Products and Chemicals Inc	2,164	636,454
Axalta Coating Systems Ltd (a)	6,400	200,064
Balchem Corp	1,619	262,424
Chemours Co/The	6,704	103,242
Corteva Inc	9,466	702,283
Ecolab Inc	3,824	1,059,401
Element Solutions Inc	12,197	313,707
Linde PLC	3,961	1,894,507
LyondellBasell Industries NV Class A1	3,546	199,817
Mosaic Co/The	19,395	647,793
Olin Corp	4,000	94,639
Sherwin-Williams Co/The	741	271,080
		6,385,411
Construction Materials - 0.0%
Martin Marietta Materials Inc	703	433,329
Containers & Packaging - 0.1%
AptarGroup Inc	2,014	280,489
International Paper Co	9,564	475,140
		755,629
Metals & Mining - 0.2%
Newmont Corp	7,054	524,818
Nucor Corp	2,863	425,814
		950,632
TOTAL MATERIALS		8,525,001

Real Estate - 1.9%
Health Care REITs - 0.6%
CareTrust REIT Inc	14,498	498,876
Ventas Inc	7,315	498,005
Welltower Inc	10,148	1,707,706
		2,704,587
Industrial REITs - 0.1%
Prologis Inc	4,371	497,332
Terreno Realty Corp	4,013	231,831
		729,163
Office REITs - 0.0%
COPT Defense Properties	1,438	41,386
Kilroy Realty Corp	4,041	168,065
		209,451
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	5,532	896,848
CoStar Group Inc (a)	7,277	651,219
		1,548,067
Retail REITs - 0.2%
Macerich Co/The	19,500	358,800
NNN REIT Inc	710	30,466
Tanger Inc	11,896	406,605
		795,871
Specialized REITs - 0.7%
American Tower Corp	5,609	1,143,395
CubeSmart	6,103	249,735
Digital Realty Trust Inc	3,671	615,406
Equinix Inc	845	664,331
Iron Mountain Inc	3,132	289,178
Public Storage Operating Co	744	219,174
		3,181,219
TOTAL REAL ESTATE		9,168,358

Utilities - 2.2%
Electric Utilities - 1.6%
Constellation Energy Corp	3,622	1,115,504
Duke Energy Corp	7,935	971,958
Entergy Corp	5,827	513,300
Evergy Inc	3,160	225,181
Exelon Corp	12,164	531,324
NextEra Energy Inc	19,085	1,375,074
NRG Energy Inc	4,798	698,397
PG&E Corp	24,745	378,104
PPL Corp	11,040	402,629
Southern Co/The	5,582	515,219
Xcel Energy Inc	6,108	442,158
		7,168,848
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	6,403	86,696
Vistra Corp	5,606	1,060,151
		1,146,847
Multi-Utilities - 0.4%
CenterPoint Energy Inc	12,756	481,028
NiSource Inc	15,992	675,982
Sempra	9,712	801,823
		1,958,833
TOTAL UTILITIES		10,274,528

TOTAL UNITED STATES		440,538,915
TOTAL COMMON STOCKS (Cost $394,328,932)		467,686,306

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,864,845)	4.36	3,864,072	3,864,845

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $398,193,777)	471,551,151
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,986)
NET ASSETS - 100.0%	471,529,165

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $231,701 or 0.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,701 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,321,033	13,602,780	14,058,968	44,848	-	-	3,864,845	3,864,072	0.0%
Total	4,321,033	13,602,780	14,058,968	44,848	-	-	3,864,845

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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